Subsequent Events - Additional Information (Detail) - Visen Pharmaceuticals [member] - Vivo Capital and Sofinnova Ventures [member]	Nov. 08, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	50.00%
Aggregate purchase price	€ 40,000,000